Equity Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (8.8%)
	Meta Platforms Inc. Class A	499,123	285,718
	Alphabet Inc. Class A	1,338,500	221,990
	Alphabet Inc. Class C	1,097,360	183,468
*	Netflix Inc.	98,047	69,542
	Verizon Communications Inc.	961,706	43,190
	Walt Disney Co.	414,330	39,854
	Comcast Corp. Class A	882,549	36,864
	AT&T Inc.	1,638,129	36,039
	T-Mobile US Inc.	111,961	23,104
	Electronic Arts Inc.	54,928	7,879
*	Charter Communications Inc. Class A	22,175	7,186
*	Take-Two Interactive Software Inc.	37,240	5,724
	Omnicom Group Inc.	44,705	4,622
*	Warner Bros Discovery Inc.	509,674	4,205
*	Live Nation Entertainment Inc.	35,780	3,918
	Interpublic Group of Cos. Inc.	85,747	2,712
	News Corp. Class A	86,353	2,300
*	Match Group Inc.	58,920	2,230
	Fox Corp. Class A	52,324	2,215
	Paramount Global Class B	135,822	1,442
	Fox Corp. Class B	29,081	1,128
	News Corp. Class B	25,734	719
			986,049
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	2,134,052	397,638
*	Tesla Inc.	633,883	165,843
	Home Depot Inc.	226,545	91,796
	McDonald's Corp.	163,886	49,905
	Lowe's Cos. Inc.	130,187	35,261
	Booking Holdings Inc.	7,659	32,261
	TJX Cos. Inc.	258,201	30,349
	Starbucks Corp.	258,890	25,239
	NIKE Inc. Class B	274,477	24,264
*	Chipotle Mexican Grill Inc.	312,872	18,028
*	O'Reilly Automotive Inc.	13,253	15,262
	Marriott International Inc. Class A	53,386	13,272
	Hilton Worldwide Holdings Inc.	56,305	12,978
	DR Horton Inc.	67,039	12,789
*	Airbnb Inc. Class A	100,523	12,747
*	AutoZone Inc.	3,903	12,294
	General Motors Co.	256,777	11,514
	Ross Stores Inc.	76,213	11,471
	Lennar Corp. Class A	55,220	10,353
	Royal Caribbean Cruises Ltd.	54,107	9,596
	Ford Motor Co.	891,943	9,419
	Yum! Brands Inc.	64,246	8,976
	eBay Inc.	111,717	7,274
	Tractor Supply Co.	24,645	7,170
*	Lululemon Athletica Inc.	26,315	7,140
*	NVR Inc.	703	6,898
	PulteGroup Inc.	47,415	6,805
	Garmin Ltd.	35,133	6,184
*	Deckers Outdoor Corp.	34,830	5,554
	Best Buy Co. Inc.	44,847	4,633
	Genuine Parts Co.	31,823	4,445
	Darden Restaurants Inc.	27,068	4,443
*	Aptiv plc	60,713	4,372
*	Carnival Corp.	230,716	4,264
*	Ulta Beauty Inc.	10,901	4,242
*	Expedia Group Inc.	28,480	4,216
	Las Vegas Sands Corp.	80,758	4,065
	Domino's Pizza Inc.	7,974	3,430

		Shares	Market Value ($000)
	Pool Corp.	8,721	3,286
*	CarMax Inc.	35,658	2,759
	Tapestry Inc.	52,427	2,463
	LKQ Corp.	60,156	2,401
	Hasbro Inc.	29,873	2,160
*	Caesars Entertainment Inc.	49,416	2,063
*	MGM Resorts International	52,749	2,062
*	Norwegian Cruise Line Holdings Ltd.	100,450	2,060
	Wynn Resorts Ltd.	21,337	2,046
*	Mohawk Industries Inc.	11,968	1,923
	BorgWarner Inc.	52,073	1,890
	Ralph Lauren Corp.	9,151	1,774
			1,123,277
Consumer Staples (5.9%)
	Procter & Gamble Co.	537,805	93,148
	Costco Wholesale Corp.	101,284	89,790
	Walmart Inc.	992,315	80,130
	Coca-Cola Co.	886,177	63,681
	PepsiCo Inc.	313,803	53,362
	Philip Morris International Inc.	355,214	43,123
	Mondelez International Inc. Class A	305,170	22,482
	Altria Group Inc.	389,817	19,896
	Colgate-Palmolive Co.	186,688	19,380
	Target Corp.	105,691	16,473
	Kimberly-Clark Corp.	76,948	10,948
	Kenvue Inc.	437,529	10,120
	General Mills Inc.	127,165	9,391
	Constellation Brands Inc. Class A	35,795	9,224
	Keurig Dr Pepper Inc.	241,654	9,057
	Sysco Corp.	112,342	8,769
	Kroger Co.	151,705	8,693
*	Monster Beverage Corp.	161,121	8,406
	Kraft Heinz Co.	201,616	7,079
	Archer-Daniels-Midland Co.	109,230	6,525
	Hershey Co.	33,736	6,470
	Church & Dwight Co. Inc.	55,934	5,857
	Estee Lauder Cos. Inc. Class A	53,229	5,306
	Kellanova	61,293	4,947
	McCormick & Co. Inc. (Non-Voting)	57,574	4,738
	Clorox Co.	28,298	4,610
	Dollar General Corp.	50,231	4,248
	Tyson Foods Inc. Class A	65,261	3,887
	Conagra Brands Inc.	109,438	3,559
*	Dollar Tree Inc.	46,153	3,246
	Bunge Global SA	32,361	3,127
	J M Smucker Co.	24,379	2,952
	Molson Coors Beverage Co. Class B	40,133	2,309
	Campbell Soup Co.	44,889	2,196
	Lamb Weston Holdings Inc.	32,807	2,124
	Hormel Foods Corp.	66,483	2,108
	Brown-Forman Corp. Class B	41,875	2,060
	Walgreens Boots Alliance Inc.	164,375	1,473
			654,894
Energy (3.3%)
	Exxon Mobil Corp.	1,015,006	118,979
	Chevron Corp.	388,583	57,227
	ConocoPhillips	265,301	27,931
	EOG Resources Inc.	129,907	15,969
	Schlumberger NV	324,411	13,609
	Williams Cos. Inc.	278,489	12,713
	Phillips 66	95,626	12,570
	Marathon Petroleum Corp.	76,463	12,457
	ONEOK Inc.	133,443	12,161
	Valero Energy Corp.	73,194	9,883
	Kinder Morgan Inc.	441,156	9,745
	Hess Corp.	63,144	8,575
	Baker Hughes Co.	226,962	8,205
	Occidental Petroleum Corp.	153,833	7,929
	Targa Resources Corp.	50,057	7,409

		Shares	Market Value ($000)
	Diamondback Energy Inc.	42,800	7,379
	Halliburton Co.	201,698	5,859
	Devon Energy Corp.	143,061	5,596
	EQT Corp.	135,702	4,972
	Coterra Energy Inc.	168,897	4,045
	Marathon Oil Corp.	127,821	3,404
	APA Corp.	84,519	2,067
			368,684
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	418,492	192,615
	JPMorgan Chase & Co.	650,006	137,060
	Visa Inc. Class A	381,632	104,930
	Mastercard Inc. Class A	188,491	93,077
	Bank of America Corp.	1,542,281	61,198
	Wells Fargo & Co.	777,620	43,928
	S&P Global Inc.	73,153	37,792
	Goldman Sachs Group Inc.	72,146	35,720
	American Express Co.	128,307	34,797
	Progressive Corp.	133,804	33,954
	BlackRock Inc.	31,810	30,204
	Morgan Stanley	284,598	29,667
	Citigroup Inc.	435,843	27,284
	Blackstone Inc.	164,503	25,190
	Marsh & McLennan Cos. Inc.	112,352	25,065
	Chubb Ltd.	85,825	24,751
*	Fiserv Inc.	131,539	23,631
	Charles Schwab Corp.	341,290	22,119
	Intercontinental Exchange Inc.	131,172	21,072
	KKR & Co. Inc.	154,077	20,119
*	PayPal Holdings Inc.	233,560	18,225
	CME Group Inc.	82,266	18,152
	Aon plc Class A	49,631	17,172
	Moody's Corp.	35,778	16,980
	PNC Financial Services Group Inc.	90,810	16,786
	US Bancorp	356,486	16,302
	Arthur J Gallagher & Co.	50,057	14,085
	Truist Financial Corp.	305,899	13,083
	Capital One Financial Corp.	87,232	13,061
	Aflac Inc.	115,160	12,875
	Travelers Cos. Inc.	52,074	12,192
	Bank of New York Mellon Corp.	168,595	12,115
	Allstate Corp.	60,325	11,441
	MetLife Inc.	134,396	11,085
	American International Group Inc.	147,111	10,773
	Ameriprise Financial Inc.	22,433	10,539
	MSCI Inc.	17,968	10,474
	Fidelity National Information Services Inc.	124,643	10,439
	Prudential Financial Inc.	81,557	9,877
*	Arch Capital Group Ltd.	85,572	9,574
	Discover Financial Services	57,359	8,047
	Hartford Financial Services Group Inc.	66,953	7,874
	Nasdaq Inc.	94,542	6,903
	Willis Towers Watson plc	23,205	6,835
	M&T Bank Corp.	38,151	6,795
	Fifth Third Bancorp	154,625	6,624
	State Street Corp.	68,217	6,035
	Global Payments Inc.	58,127	5,953
	Brown & Brown Inc.	54,102	5,605
	T. Rowe Price Group Inc.	50,847	5,539
	Raymond James Financial Inc.	42,344	5,185
*	Corpay Inc.	15,864	4,962
	Cboe Global Markets Inc.	23,905	4,897
	Huntington Bancshares Inc.	332,191	4,883
	Regions Financial Corp.	209,050	4,877
	Cincinnati Financial Corp.	35,698	4,859
	Synchrony Financial	90,291	4,504
	Citizens Financial Group Inc.	102,408	4,206
	Principal Financial Group Inc.	48,674	4,181
	Northern Trust Corp.	46,065	4,147

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	8,690	3,996
	W R Berkley Corp.	68,695	3,897
	Everest Group Ltd.	9,888	3,874
	KeyCorp	212,005	3,551
	Loews Corp.	41,606	3,289
	Erie Indemnity Co. Class A	5,699	3,076
	Jack Henry & Associates Inc.	16,604	2,931
	Assurant Inc.	11,799	2,346
	MarketAxess Holdings Inc.	8,615	2,207
	Globe Life Inc.	20,519	2,173
	Invesco Ltd.	103,388	1,816
	Franklin Resources Inc.	70,450	1,420
			1,436,890
Health Care (11.6%)
	Eli Lilly & Co.	180,221	159,665
	UnitedHealth Group Inc.	210,964	123,346
	Johnson & Johnson	549,962	89,127
	AbbVie Inc.	403,542	79,691
	Merck & Co. Inc.	579,105	65,763
	Thermo Fisher Scientific Inc.	87,267	53,981
	Abbott Laboratories	397,495	45,318
	Danaher Corp.	146,840	40,824
*	Intuitive Surgical Inc.	81,036	39,811
	Amgen Inc.	122,760	39,555
	Pfizer Inc.	1,294,599	37,466
	Stryker Corp.	78,328	28,297
*	Boston Scientific Corp.	336,441	28,194
	Elevance Health Inc.	52,977	27,548
*	Vertex Pharmaceuticals Inc.	58,967	27,424
	Medtronic plc	293,017	26,380
*	Regeneron Pharmaceuticals Inc.	24,244	25,486
	Bristol-Myers Squibb Co.	463,170	23,964
	Gilead Sciences Inc.	284,435	23,847
	Cigna Group	63,866	22,126
	Zoetis Inc.	103,504	20,223
	CVS Health Corp.	287,390	18,071
	HCA Healthcare Inc.	42,452	17,254
	Becton Dickinson & Co.	66,033	15,921
	McKesson Corp.	29,627	14,648
	Agilent Technologies Inc.	66,643	9,895
	GE HealthCare Technologies Inc.	104,322	9,791
*	IDEXX Laboratories Inc.	18,803	9,500
*	IQVIA Holdings Inc.	39,560	9,375
*	Edwards Lifesciences Corp.	137,619	9,081
*	Centene Corp.	120,176	9,047
	Cencora Inc.	39,857	8,971
	Humana Inc.	27,507	8,713
	ResMed Inc.	33,567	8,194
*	Mettler-Toledo International Inc.	4,847	7,269
*	Biogen Inc.	33,279	6,451
	Cardinal Health Inc.	55,711	6,157
*	Dexcom Inc.	91,580	6,140
	STERIS plc	22,529	5,464
*	Moderna Inc.	77,279	5,165
	Zimmer Biomet Holdings Inc.	46,525	5,022
*	Cooper Cos. Inc.	45,401	5,010
	West Pharmaceutical Services Inc.	16,571	4,974
*	Waters Corp.	13,545	4,875
*	Molina Healthcare Inc.	13,388	4,613
	Baxter International Inc.	116,549	4,425
*	Hologic Inc.	53,072	4,323
	Labcorp Holdings Inc.	19,183	4,287
*	Align Technology Inc.	16,039	4,079
	Quest Diagnostics Inc.	25,434	3,949
*	Insulet Corp.	16,018	3,728
	Revvity Inc.	28,169	3,599
	Viatris Inc.	272,667	3,166
	Universal Health Services Inc. Class B	13,578	3,109
	Bio-Techne Corp.	36,144	2,889

		Shares	Market Value ($000)
	Teleflex Inc.	10,785	2,667
*	Catalent Inc.	41,313	2,502
*	Incyte Corp.	36,412	2,407
*	Charles River Laboratories International Inc.	11,840	2,332
*	Solventum Corp.	31,666	2,208
*	Henry Schein Inc.	28,949	2,110
*	DaVita Inc.	10,544	1,728
			1,291,145
Industrials (8.5%)
	General Electric Co.	247,720	46,715
	Caterpillar Inc.	110,779	43,328
	RTX Corp.	303,908	36,822
*	Uber Technologies Inc.	480,122	36,086
	Union Pacific Corp.	139,172	34,303
	Honeywell International Inc.	148,773	30,753
	Eaton Corp. plc	90,952	30,145
	Lockheed Martin Corp.	48,467	28,332
	Automatic Data Processing Inc.	93,162	25,781
	Deere & Co.	58,549	24,434
	United Parcel Service Inc. Class B	167,347	22,816
*	Boeing Co.	133,727	20,332
	Trane Technologies plc	51,558	20,042
	Parker-Hannifin Corp.	29,367	18,555
	TransDigm Group Inc.	12,819	18,294
	General Dynamics Corp.	58,915	17,804
	Waste Management Inc.	83,440	17,322
	3M Co.	125,508	17,157
	Northrop Grumman Corp.	31,407	16,585
	Illinois Tool Works Inc.	61,728	16,177
	Cintas Corp.	78,281	16,117
*	GE Vernova Inc.	62,781	16,008
	Carrier Global Corp.	191,805	15,438
	CSX Corp.	442,880	15,293
	Emerson Electric Co.	130,846	14,311
	FedEx Corp.	51,489	14,092
	Norfolk Southern Corp.	51,651	12,835
	United Rentals Inc.	15,213	12,318
	Johnson Controls International plc	152,615	11,844
	PACCAR Inc.	119,762	11,818
	WW Grainger Inc.	10,152	10,546
*	Copart Inc.	200,065	10,483
	L3Harris Technologies Inc.	43,340	10,309
	Cummins Inc.	31,310	10,138
	Quanta Services Inc.	33,621	10,024
	Paychex Inc.	73,218	9,825
	Otis Worldwide Corp.	91,518	9,512
	Republic Services Inc.	46,653	9,370
	Howmet Aerospace Inc.	93,245	9,348
	Fastenal Co.	130,834	9,344
	AMETEK Inc.	52,903	9,084
	Ingersoll Rand Inc.	92,179	9,048
	Verisk Analytics Inc.	32,539	8,719
	Old Dominion Freight Line Inc.	43,077	8,557
	Equifax Inc.	28,267	8,307
	Xylem Inc.	55,494	7,493
	Delta Air Lines Inc.	146,443	7,438
	Westinghouse Air Brake Technologies Corp.	40,026	7,276
	Rockwell Automation Inc.	25,923	6,959
*	Axon Enterprise Inc.	16,402	6,554
	Fortive Corp.	80,039	6,318
	Veralto Corp.	56,459	6,316
	Dover Corp.	31,407	6,022
	Broadridge Financial Solutions Inc.	26,662	5,733
	Hubbell Inc. Class B	12,265	5,254
*	Builders FirstSource Inc.	26,604	5,157
	Leidos Holdings Inc.	30,780	5,017
*	United Airlines Holdings Inc.	75,003	4,280
	Expeditors International of Washington Inc.	32,250	4,238
	Masco Corp.	49,873	4,186

		Shares	Market Value ($000)
	Southwest Airlines Co.	137,292	4,068
	Stanley Black & Decker Inc.	35,170	3,873
	Textron Inc.	42,808	3,792
	Jacobs Solutions Inc.	28,567	3,739
	IDEX Corp.	17,298	3,710
	Pentair plc	37,811	3,698
	Snap-on Inc.	12,038	3,488
	Nordson Corp.	12,427	3,264
	Rollins Inc.	64,024	3,238
	JB Hunt Transport Services Inc.	18,402	3,171
	CH Robinson Worldwide Inc.	26,724	2,950
	Allegion plc	19,912	2,902
	A O Smith Corp.	27,415	2,463
	Huntington Ingalls Industries Inc.	8,961	2,369
*	Dayforce Inc.	36,223	2,219
*	Generac Holdings Inc.	13,730	2,181
	Paycom Software Inc.	11,145	1,856
*	Amentum Holdings Inc.	28,567	921
			946,614
Information Technology (31.7%)
	Apple Inc.	3,473,535	809,334
	Microsoft Corp.	1,698,149	730,713
	NVIDIA Corp.	5,620,114	682,507
	Broadcom Inc.	1,063,454	183,446
	Oracle Corp.	365,169	62,225
*	Advanced Micro Devices Inc.	369,757	60,670
	Salesforce Inc.	221,375	60,593
*	Adobe Inc.	101,298	52,450
	Accenture plc Class A	143,102	50,584
	Cisco Systems Inc.	920,416	48,984
	International Business Machines Corp.	210,445	46,525
	QUALCOMM Inc.	254,504	43,278
	Texas Instruments Inc.	208,596	43,090
*	ServiceNow Inc.	47,062	42,092
	Intuit Inc.	63,864	39,660
	Applied Materials Inc.	189,159	38,220
	Micron Technology Inc.	253,324	26,272
	Analog Devices Inc.	113,365	26,093
*	Palo Alto Networks Inc.	73,974	25,284
	Lam Research Corp.	29,786	24,308
	KLA Corp.	30,711	23,783
	Intel Corp.	974,821	22,869
*	Arista Networks Inc.	58,852	22,589
	Amphenol Corp. Class A	275,124	17,927
*	Synopsys Inc.	35,003	17,725
	Motorola Solutions Inc.	38,118	17,139
*	Palantir Technologies Inc. Class A	460,063	17,114
*	Cadence Design Systems Inc.	62,554	16,954
*	Crowdstrike Holdings Inc. Class A	52,746	14,794
	NXP Semiconductors NV	58,196	13,968
	Roper Technologies Inc.	24,490	13,627
*	Autodesk Inc.	49,253	13,568
*	Fortinet Inc.	145,040	11,248
*	Fair Isaac Corp.	5,602	10,888
	TE Connectivity plc	69,431	10,483
	Monolithic Power Systems Inc.	11,138	10,297
	Microchip Technology Inc.	122,566	9,841
*	Gartner Inc.	17,605	8,921
	Cognizant Technology Solutions Corp. Class A	113,231	8,739
	HP Inc.	223,564	8,019
	Corning Inc.	175,936	7,943
	Dell Technologies Inc. Class C	65,720	7,790
*	ON Semiconductor Corp.	97,859	7,105
	CDW Corp.	30,515	6,906
*	ANSYS Inc.	19,964	6,361
*	Keysight Technologies Inc.	39,871	6,337
*	First Solar Inc.	24,456	6,100
	Hewlett Packard Enterprise Co.	296,905	6,075
	NetApp Inc.	46,967	5,801

		Shares	Market Value ($000)
*	Tyler Technologies Inc.	9,761	5,698
	Seagate Technology Holdings plc	47,973	5,254
*	Western Digital Corp.	74,591	5,094
*	GoDaddy Inc. Class A	32,210	5,050
	Teradyne Inc.	37,279	4,993
*	PTC Inc.	27,389	4,948
*	Super Micro Computer Inc.	11,505	4,791
*	Teledyne Technologies Inc.	10,688	4,678
*	Zebra Technologies Corp. Class A	11,781	4,363
*	VeriSign Inc.	19,178	3,643
	Skyworks Solutions Inc.	36,490	3,604
*	Enphase Energy Inc.	30,938	3,497
*	Akamai Technologies Inc.	34,616	3,494
*	Trimble Inc.	55,922	3,472
	Gen Digital Inc.	123,752	3,394
	Jabil Inc.	25,916	3,105
	Juniper Networks Inc.	75,233	2,933
*	F5 Inc.	13,317	2,932
*	EPAM Systems Inc.	13,006	2,589
*	Qorvo Inc.	21,675	2,239
			3,527,010
Materials (2.2%)
	Linde plc	109,828	52,373
	Sherwin-Williams Co.	53,022	20,237
	Freeport-McMoRan Inc.	328,253	16,386
	Air Products and Chemicals Inc.	50,790	15,122
	Ecolab Inc.	57,860	14,773
	Newmont Corp.	262,136	14,011
	Corteva Inc.	158,151	9,298
	Dow Inc.	160,129	8,748
	DuPont de Nemours Inc.	95,382	8,499
	Nucor Corp.	54,222	8,152
	Vulcan Materials Co.	30,169	7,555
	Martin Marietta Materials Inc.	13,963	7,516
	PPG Industries Inc.	53,304	7,061
	International Flavors & Fragrances Inc.	58,407	6,129
	LyondellBasell Industries NV Class A	59,420	5,698
	Smurfit WestRock plc	112,695	5,569
	Ball Corp.	69,342	4,709
	Packaging Corp. of America	20,367	4,387
	Steel Dynamics Inc.	32,786	4,134
	Avery Dennison Corp.	18,391	4,060
	International Paper Co.	79,572	3,887
	Amcor plc	330,116	3,740
	CF Industries Holdings Inc.	41,218	3,537
	Celanese Corp.	24,966	3,394
	Eastman Chemical Co.	26,714	2,991
	Albemarle Corp.	26,847	2,543
	Mosaic Co.	72,784	1,949
	FMC Corp.	28,406	1,873
			248,331
Real Estate (2.3%)
	Prologis Inc.	211,533	26,712
	American Tower Corp.	106,712	24,817
	Equinix Inc.	21,691	19,254
	Welltower Inc.	132,220	16,928
	Public Storage	35,988	13,095
	Realty Income Corp.	198,969	12,619
	Simon Property Group Inc.	70,022	11,835
	Crown Castle Inc.	99,285	11,778
	Digital Realty Trust Inc.	70,314	11,379
	Extra Space Storage Inc.	48,419	8,725
*	CBRE Group Inc. Class A	68,816	8,566
	Iron Mountain Inc.	67,023	7,964
	VICI Properties Inc. Class A	238,958	7,960
	AvalonBay Communities Inc.	32,455	7,311
*	CoStar Group Inc.	93,622	7,063
	Ventas Inc.	94,405	6,054
	SBA Communications Corp.	24,555	5,910

			Shares	Market Value ($000)
		Equity Residential	77,964	5,805
		Weyerhaeuser Co.	166,181	5,627
		Invitation Homes Inc.	130,177	4,590
		Essex Property Trust Inc.	14,671	4,334
		Mid-America Apartment Communities Inc.	26,667	4,237
		Alexandria Real Estate Equities Inc.	35,566	4,223
		Healthpeak Properties Inc.	160,642	3,674
		Kimco Realty Corp.	154,227	3,581
		UDR Inc.	68,596	3,110
		Camden Property Trust	24,347	3,008
		Host Hotels & Resorts Inc.	160,492	2,825
		Regency Centers Corp.	37,344	2,697
		BXP Inc.	33,277	2,677
		Federal Realty Investment Trust	17,106	1,967
				260,325
Utilities (2.5%)
		NextEra Energy Inc.	469,377	39,677
		Southern Co.	249,824	22,529
		Duke Energy Corp.	176,389	20,338
		Constellation Energy Corp.	71,437	18,575
		American Electric Power Co. Inc.	121,580	12,474
		Sempra	144,639	12,096
		Dominion Energy Inc.	191,656	11,076
		Public Service Enterprise Group Inc.	113,811	10,153
		PG&E Corp.	488,358	9,655
		Vistra Corp.	78,490	9,304
		Exelon Corp.	228,471	9,265
		Xcel Energy Inc.	127,221	8,308
		Consolidated Edison Inc.	79,007	8,227
		Edison International	88,119	7,674
		WEC Energy Group Inc.	72,206	6,945
		American Water Works Co. Inc.	44,511	6,509
		Entergy Corp.	48,858	6,430
		DTE Energy Co.	47,295	6,073
		PPL Corp.	168,627	5,578
		Eversource Energy	81,646	5,556
		Ameren Corp.	60,954	5,331
		FirstEnergy Corp.	117,156	5,196
		Atmos Energy Corp.	35,472	4,920
		CMS Energy Corp.	68,261	4,821
		CenterPoint Energy Inc.	148,878	4,380
		NRG Energy Inc.	47,153	4,296
		Alliant Energy Corp.	58,745	3,565
		NiSource Inc.	102,666	3,557
		AES Corp.	162,421	3,258
		Evergy Inc.	52,355	3,247
		Pinnacle West Capital Corp.	25,972	2,301
				281,314
Total Common Stocks (Cost $4,894,539)				11,124,533
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $9,743)	5.014%	97,432	9,743
Total Investments (99.9%) (Cost $4,904,282)				11,134,276
Other Assets and Liabilities—Net (0.1%)				7,637
Net Assets (100%)				11,141,913
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	64	18,606	172

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.